Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses and other liabilities
21.	Accrued expenses and other liabilities

	2019	2018
	(in € millions)
Non-current
Deferred rent	—	85
Other accrued liabilities	20	—
	20	85
Current
Accrued fees to rights holders	1,153	832
Accrued salaries, vacation, and related taxes	54	41
Accrued social costs for options and RSUs	64	64
Other accrued expenses	167	139
	1,438	1,076
	1,458	1,161

During the year ended December 31, 2018, the Group recorded an accrual for fees to rights holders of €12 million that relates to prior years.